Consolidated Statements of Condition (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 22,405,730	$ 16,040,195
Interest bearing deposits with other banks	61,481,223	684,100
Securities available for sale, at fair value (amortized cost of $178,392,462 in 2014 and $432,065,590 in 2013)	179,745,130	398,176,402
Securities held to maturity, at book value (fair value of $216,745,438 in 2014 and $0 in 2013)	206,817,169
Loans, net of allowance for loan losses of $6,542,326 in 2014 and $8,077,499 in 2013	384,417,508	384,104,766
Bank premises, furniture, fixtures and equipment, net	19,240,230	18,623,154
Other real estate owned, net	4,051,561	3,751,168
Accrued interest receivable	3,869,937	4,132,053
Cash surrender value of life insurance	22,347,601	22,208,962
Intangible assets, net	3,149,657	3,149,657
Other assets	13,534,935	22,198,442
Total assets	921,060,681	873,068,899
Deposits
Non-interest bearing deposits	145,729,932	120,424,895
Interest bearing deposits	550,363,962	534,204,901
Total deposits	696,093,894	654,629,796
Securities sold under agreement to repurchase	114,426,770	82,420,781
Federal funds purchased		27,500,000
Federal Home Loan Bank advances	20,000,000	33,500,000
Accrued interest payable	190,717	199,513
Deferred compensation payable	7,209,694	6,719,948
Other liabilities	1,281,820	1,832,659
Total liabilities	839,202,895	806,802,697
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,877,614 shares issued and outstanding at 2014 and 4,870,114 shares issued and outstanding at 2013	975,482	974,023
Additional paid-in capital	3,861,717	3,748,176
Accumulated other comprehensive loss, net of tax benefit of ($5,283,048) in 2014 and ($12,640,667) in 2013	(8,880,620)	(21,248,521)
Retained earnings	85,901,207	82,792,524
Total stockholders' equity	81,857,786	66,266,202
Total liabilities and stockholders' equity	$ 921,060,681	$ 873,068,899